Reinsurance (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Reinsurance Recoverables, Including Reinsurance Premium Paid [Abstract]
Schedule of effects of reinsurance

The following table shows the effect of reinsurance on premiums, benefits, and surrenders, and increase in policy reserves for the three months ended March 31, 2021 and 2020.

	March 31,	March 31,
	2021	2020
Premiums earned:
Direct	$336,936	$308,418
Ceded to affiliates	(336,936)	(308,418)
Premiums earned, net of reinsurance	$-	$-
Contract charges
Direct	(920)	313
Ceded to affiliates	920	(313)
Contract charges, net of reinsurance	$-	$-
Benefits and surrender expenses:
Direct	$113,528	$67,365
Ceded to affiliates	(113,528)	(67,365)
Benefits and surrender expenses, net of reinsurance	$-	$-
Increase in policy reserves:
Direct	$2,285	$(1,420)
Ceded to affiliates	(2,285)	1,420
Increase in policy reserves, net of reinsurance	$-	$-

The following table shows the effect of reinsurance on premiums, benefits, and surrenders, and increase in policy reserves for 2020, 2019, and 2018.

	2020	2019	2018
Premiums earned:
Direct	$1,170,733	$995,842	$830,582
Ceded to affiliates	(1,170,733)	(995,842)	(830,582)
Premiums earned, net of reinsurance	$-	$-	$-
Contract charges
Direct	(836)	1,865	2,106
Ceded to affiliates	836	(1,865)	(2,106)
Contract charges, net of reinsurance	$-	$-	$-
Benefits and surrender expenses:
Direct	$348,428	$158,793	$94,123
Ceded to affiliates	(348,428)	(158,793)	(94,123)
Benefits and surrender expenses, net of reinsurance	$-	$-	$-
Increase in policy reserves:
Direct	$(2,136)	$3,630	$2,536
Ceded to affiliates	2,136	(3,630)	(2,536)
Increase in policy reserves, net of reinsurance	$-	$-	$-